Acquisitions (Tables)	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

	2012	2011	2010
Assets acquired:
Accounts receivable	$24,833	$9,332	$908
Inventories	29,102	7,908	447
Prepaid expenses	1,541	69	(575)
Deferred income taxes	5,679	468	—
Plant and equipment	28,929	5,376	408
Intangible and other assets	59,576	35,094	4,198
Goodwill	68,144	8,715	2,891
	217,804	66,962	8,277
Liabilities assumed:
Notes payable	1,887	—	—
Accounts payable, trade	7,189	2,440	531
Accrued payrolls and other compensation	3,672	765	219
Accrued domestic and foreign taxes	2,882	215	(91)
Other accrued liabilities	5,984	1,500	2,587
Long-term debt	4,365	—	—
Pensions and other postretirement benefits	11,396	—	—
Deferred income taxes	24,062	1,815	(420)
Other liabilities	111	—	—
	61,548	6,735	2,826
Net assets acquired	$156,256	$60,227	$5,451